EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 15.21%
	ACC Trust(b)
	Series 2021-1 Class C
$ 785,772	2.08%, 12/20/2024	$ 774,724
	Series 2022-1 Class C
1,015,000	3.24%, 10/20/2025	980,067
1,085,000	ACHV ABS Trust(b) Series 2023-1PL Class B 6.80%, 03/18/2030	1,083,613
100,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/17/2026	92,140
455,000	Aimco Ltd(b)(c) Series 2020-12A Class AR 5.83%, 01/17/2032 3-mo. SOFR + 1.17%	448,614
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
104,307	2.89%, 09/12/2025	103,897
	Series 2022-1 Class D
200,000	2.46%, 03/13/2028	186,034
	Series 2022-1 Class E
855,000	3.64%, 03/13/2028	732,263
	Series 2022-4 Class C
100,000	7.86%, 02/15/2029	103,500
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	703,782
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	319,419
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	78,087
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	505,237
	Series 2021-SFR2 Class C
150,000	1.88%, 08/17/2038	130,982
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	452,992
1,204,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,204,000
	Aqua Finance Trust(b)
	Series 2019-A Class A
196,918	3.14%, 07/16/2040	186,230
	Series 2019-A Class C
920,042	4.01%, 07/16/2040	842,561
	Series 2020-AA Class D
620,000	7.15%, 07/17/2046	528,927
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	91,332
865,000	Avant Credit Card Master Trust(b) Series 2021-1A Class A 1.37%, 04/15/2027	804,845
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Avid Automobile Receivables Trust(b)
	Series 2019-1 Class D
$ 715,000	4.03%, 07/15/2026	$ 714,093
	Series 2021-1 Class E
345,000	3.39%, 04/17/2028	310,772
	Series 2023-1 Class A
1,063,974	6.63%, 07/15/2026	1,062,682
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class A
105,000	3.35%, 09/22/2025	102,136
	Series 2019-2A Class D
1,607,000	3.04%, 09/22/2025	1,475,996
	Series 2020-1A Class B
105,000	2.68%, 08/20/2026	97,762
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	454,749
	Series 2020-2A Class B
205,000	2.96%, 02/20/2027	189,981
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	135,462
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	136,740
615,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	549,280
	Business Jet Securities LLC(b)
	Series 2020-1A Class A
47,088	2.98%, 11/15/2035	44,635
	Series 2021-1A Class B
67,561	2.92%, 04/15/2036	62,156
853,687	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	732,155
362,250	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	321,541
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	314,987
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	232,508
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	191,787
	Series 2020-4 Class D
175,000	1.75%, 04/15/2027	162,668
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	90,947
1,113,000	CarNow Auto Receivables Trust(b) Series 2023-1A Class C 7.24%, 09/15/2026	1,107,872
	Carvana Auto Receivables Trust
	Series 2019-3A Class E
815,000	4.60%, 07/15/2026(b)	789,760
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	116,881

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,000,000	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	$ 1,009,761
318,917	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	282,580
169,026	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	146,763
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
101,632	2.92%, 07/25/2051	90,508
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	83,219
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
117,456	3.04%, 01/25/2047	99,371
	Series 2020-1 Class A
134,531	1.69%, 10/25/2051	119,342
	Conn's Receivables Funding LLC(b)
	Series 2021-A Class B
550,130	2.87%, 05/15/2026	544,793
	Series 2022-A Class B
800,000	9.52%, 12/15/2026	797,017
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
195,756	2.71%, 10/15/2052	185,193
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	123,957
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	198,284
	Series 2020-2 Class C
100,000	4.60%, 05/15/2052(d)	93,839
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	87,371
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	164,082
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	85,328
8,797	CPS Auto Receivables Trust(b) Series 2020-C Class C 1.71%, 08/17/2026	8,775
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-2A Class C
250,000	2.73%, 11/15/2029	243,670
	Series 2020-3A Class C
290,000	2.28%, 02/15/2030	274,230
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	230,551
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	230,097
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
156,750	4.03%, 11/20/2047	145,965
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A23
$ 260,550	4.35%, 05/20/2049	$ 245,760
	Series 2021-1A Class A2II
474,000	2.49%, 11/20/2051	402,380
	Dell Equipment Finance Trust(b)
	Series 2020-2 Class C
100,000	1.37%, 01/22/2024	99,403
	Series 2020-2 Class D
105,000	1.92%, 03/23/2026	104,438
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	576,821
243,866	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	224,350
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class 23
327,750	4.12%, 07/25/2047	309,236
	Series 2018-1A Class A2II
67,025	4.33%, 07/25/2048	63,545
	Series 2019-1A Class A2
333,680	3.67%, 10/25/2049	296,848
	Series 2021-1A Class A2I
781,087	2.66%, 04/25/2051	670,397
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
103,466	2.96%, 04/15/2025	102,470
	Series 2021-2A Class D
155,000	1.50%, 02/16/2027	144,284
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	511,100
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,093,827
146,392	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	134,980
112,214	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	97,881
64,936	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	57,607
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
140,162	2.54%, 03/25/2044	128,429
	Series 2021-A Class B
81,214	2.09%, 12/26/2046(d)	69,486
	Exeter Automobile Receivables Trust
	Series 2019-1A Class D
166,143	4.13%, 12/16/2024(b)	165,883
	Series 2019-4A Class D
623,688	2.58%, 09/15/2025(b)	611,944

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2A Class D
$ 305,000	4.73%, 04/15/2026(b)	$ 302,553
	Series 2022-2A Class D
100,000	4.56%, 07/17/2028	95,540
	Series 2022-6A Class C
110,000	6.32%, 05/15/2028	111,924
820,000	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 4.75%, 04/25/2051	759,313
	First Investors Auto Owner Trust(b)
	Series 2019-2A Class D
120,000	2.80%, 12/15/2025	117,735
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	184,817
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	152,664
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
270,000	1.74%, 08/17/2037	246,074
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	181,971
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	91,811
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	695,623
	Series 2021-SFR1 Class D
1,015,000	2.19%, 08/17/2038	872,628
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	284,959
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	153,880
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	119,149
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	188,699
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	204,078
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	370,946
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	610,873
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	224,568
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	189,748
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	212,518
	Freedom Financial Trust(b)
	Series 2021-2 Class C
87,809	1.94%, 06/19/2028	85,866
	Series 2021-3FP Class D
255,000	2.37%, 11/20/2028	234,545
	Series 2022-1FP Class D
165,000	3.35%, 03/19/2029	153,256
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	FRTKL Trust(b)
	Series 2021-SFR1 Class E1
$ 100,000	2.37%, 09/17/2038	$ 84,471
	Series 2021-SFR1 Class E2
100,000	2.52%, 09/17/2038	83,944
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
277,465	2.72%, 11/17/2025	273,949
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,639,879
	Series 2021-1A Class D
965,000	1.68%, 01/15/2027	913,029
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	318,578
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	761,028
100,000	GMF Floorplan Owner Revolving Trust(b) Series 2020-1 Class C 1.48%, 08/15/2025	98,302
900,000	GoldentTree Loan Management US 1 Ltd(b)(c) Series 2021-9A Class A 5.88%, 01/20/2033 3-mo. LIBOR + 1.07%	882,707
1,148,562	Hardee's Funding LLC(b) Series 2020-1A Class A2 3.98%, 12/20/2050	998,696
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class C
791,000	2.63%, 06/25/2026	724,051
	Series 2022-1A Class D
655,000	4.85%, 06/25/2026	597,979
	Series 2022-3A Class D
400,000	6.31%, 03/25/2025	388,803
	Series 2023-2A Class D
305,000	9.40%, 09/25/2029	309,250
1,175,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	1,106,114
989,407	Hilton Grand Vacations Trust(b) Series 2022-2A Class C 5.57%, 01/25/2037	962,509
456,543	HIN Timeshare Trust(b) Series 2020-A Class C 3.42%, 10/09/2039	423,103
	Home Partners of America Trust(b)
	Series 2019-1 Class D
160,934	3.41%, 09/17/2039	146,576
	Series 2019-2 Class D
124,612	3.12%, 10/19/2039	109,323
	Series 2021-1 Class E
86,806	2.58%, 09/17/2041	68,891
516,082	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	418,022

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,050,000	Hotwire Funding LLC(b) Series 2021-1 Class C 4.46%, 11/20/2051	$ 889,289
	HPEFS Equipment Trust(b)
	Series 2020-1A Class D
243,335	2.26%, 02/20/2030	242,853
	Series 2020-2A Class C
12,372	2.00%, 07/22/2030	12,352
	Series 2021-1A Class D
150,000	1.03%, 03/20/2031	142,638
	Series 2022-1A Class D
165,000	2.40%, 11/20/2029	154,647
636,192	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	590,639
75,045	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	72,606
1,100,000	LAD Auto Receivables Trust(b) Series 2023-1A Class D 7.30%, 06/17/2030	1,105,585
241,653	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	218,106
773,337	Lendbuzz Securitization Trust(b) Series 2022-1A Class A 4.22%, 05/17/2027	746,762
363,632	MAPS Ltd(b) Series 2018-1A Class A 4.21%, 05/15/2043	326,904
709,352	MAPS Trust(b) Series 2021-1A Class A 2.52%, 06/15/2046	617,594
	Mariner Finance Issuance Trust(b)
	Series 2019-AA Class A
338,192	2.96%, 07/20/2032	334,418
	Series 2020-AA Class A
770,000	2.19%, 08/21/2034	736,910
	Marlette Funding Trust(b)
	Series 2021-2A Class C
100,000	1.50%, 09/15/2031	93,424
	Series 2021-3A Class C
145,000	1.81%, 12/15/2031	131,933
1,115,000	Mercury Financial Credit Card Master Trust(b) Series 2023-1A Class A 8.04%, 09/20/2027	1,115,396
79,411	Merlin Aviation Holdings Designated Activity Co(b)(e) Series 2016-1 Class A 4.50%, 12/15/2032	67,799
	Mission Lane Credit Card Master Trust(b)
	Series 2021-A Class A
1,100,000	1.59%, 09/15/2026	1,068,394
	Series 2021-A Class B
100,000	2.24%, 09/15/2026	95,300
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	MVW Owner Trust(b)
	Series 2019-1A Class C
$ 23,270	3.33%, 11/20/2036	$ 21,733
	Series 2021-2A Class C
497,656	2.23%, 05/20/2039	440,433
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	80,686
	Series 2020-HA Class A
43,710	1.31%, 01/15/2069	40,103
	Series 2021-A Class A
169,038	0.84%, 05/15/2069	147,798
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	75,215
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	173,961
694,750	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	595,819
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
120,000	3.57%, 03/14/2033	117,987
	Series 2020-1A Class B
290,000	4.83%, 05/14/2032	286,478
	Series 2020-2A Class A
355,000	1.75%, 09/14/2035	318,590
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	212,627
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	248,006
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
191,000	4.67%, 09/05/2048	185,027
	Series 2019-1A Class A2
324,113	3.86%, 12/05/2049	280,837
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	229,810
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	427,337
	Progress Residential Trust(b)
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	262,532
	Series 2020-SFR1 Class A
897,145	1.73%, 04/17/2037	835,002
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	130,357
	Series 2021-SFR2 Class D
805,000	2.20%, 04/19/2038	704,704
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	300,056
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	108,792
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	91,553

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR4 Class E1
$ 100,000	2.41%, 05/17/2038	$ 87,101
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	86,839
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	123,630
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	84,913
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	158,886
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	87,098
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	170,970
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	82,817
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	82,357
980,000	Purchasing Power Funding LLC(b) Series 2021-A Class B 1.92%, 10/15/2025	914,544
645,000	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 6.02%, 05/20/2031 3-mo. LIBOR + 1.10%	634,778
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
106,705	2.68%, 10/15/2025	106,195
	Series 2020-1 Class C
51,610	4.11%, 12/15/2025	51,351
	Series 2020-1 Class D
200,000	5.35%, 03/15/2028	199,428
	Series 2020-2 Class D
95,000	2.22%, 09/15/2026	92,895
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	121,155
	Series 2022-2A Class C
210,000	6.50%, 08/20/2032	209,743
339,193	Shackleton Ltd(b)(c) Series 2017-10A Class AR2 5.70%, 04/20/2029 3-mo. LIBOR + 0.89%	335,238
57,226	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	46,927
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
63,759	3.12%, 05/20/2036	60,713
	Series 2019-3A Class C
42,498	3.00%, 08/20/2036	40,209
	Series 2021-1A Class C
36,976	1.79%, 11/20/2037	34,083
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 350,000	Signal Peak Ltd(b)(c) Series 2014-1A Class AR3 5.95%, 04/17/2034 3-mo. LIBOR + 1.16%	$ 341,389
601,155	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	521,592
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	94,586
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	91,012
	Series 2019-B Class A2A
516,801	2.84%, 06/15/2037	485,560
	Series 2020-A Class A2A
64,771	2.23%, 09/15/2037	59,813
	Series 2021-A Class A2A2
147,326	5.41%, 01/15/2053(c) 1-mo. LIBOR + 0.73%	141,858
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	157,318
100,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	91,603
100,000	SoFi Professional Loan Program LLC(b)(d) Series 2017-A Class C 4.43%, 03/26/2040	91,677
	Taco Bell Funding LLC(b)
	Series 2016-1A Class A23
537,225	4.97%, 05/25/2046	524,552
	Series 2021-1A Class A2II
597,437	2.29%, 08/25/2051	498,879
307,563	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	259,258
1,119,000	Tricolor Auto Securitization Trust(b) Series 2023-1A Class C 7.24%, 02/16/2027	1,119,206
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,622,446
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	106,792
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	208,620
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	750,075
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	188,182
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	441,409
1,112,000	United Auto Credit Securitization Trust(b) Series 2023-1 Class C 6.28%, 07/10/2028	1,103,650

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	VCAT LLC(b)(e)
	Series 2021-NPL1 Class A1
$ 54,545	2.29%, 12/26/2050	$ 52,045
	Series 2021-NPL3 Class A1
315,836	1.74%, 05/25/2051	292,603
	Series 2021-NPL4 Class A1
636,921	1.87%, 08/25/2051	589,421
	Series 2021-NPL5 Class A1
400,953	1.87%, 08/25/2051	370,030
	Series 2021-NPL6 Class A1
657,537	1.92%, 09/25/2051	608,304
305,000	VERDE Ltd(b)(c) Series 2019-1A Class AR 5.89%, 04/15/2032 3-mo. LIBOR + 1.10%	299,208
1,100,000	VFI LLC(b) Series 2022-1A Class B 3.04%, 07/24/2028	1,046,194
140,236	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	128,224
361,886	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	332,572
311,738	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	291,723
211,612	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	198,743
493,527	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	453,453
335,582	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	266,408
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
127,913	3.88%, 03/15/2048	118,084
	Series 2021-1A Class A2I
334,050	2.37%, 06/15/2051	280,207
	Westlake Automobile Receivables Trust(b)
	Series 2021-1A Class D
785,000	1.23%, 04/15/2026	733,041
	Series 2021-2A Class D
345,000	1.23%, 12/15/2026	319,458
	Series 2023-1A Class C
1,400,000	5.74%, 08/15/2028	1,405,299
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	155,473
TOTAL ASSET-BACKED SECURITIES — 15.21% (Cost $90,888,610)		$84,992,332
BANK LOANS
565,581	Agiliti Health Inc(c) 7.63%, 01/04/2026 1-mo. LIBOR + 2.78%	562,753
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 688,244	AlixPartners LLP(c) 7.61%, 02/04/2028 1-mo. LIBOR + 2.76%	$ 685,049
271,710	Alliance Laundry Systems LLC(c) 8.31%, 10/08/2027 3-mo. LIBOR + 3.13%	269,050
248,750	Amentum Government Services Holdings LLC(c) 8.76%, 02/15/2029 3-mo. SOFR + 3.85%	242,998
463,837	American Axle & Manufacturing Inc(c) 8.45%, 12/13/2029 1-mo. SOFR + 3.65%	459,779
254,889	Apex Group Treasury Ltd(c) 8.56%, 07/27/2028 3-mo. LIBOR + 3.38%	246,817
375,896	Applied Systems Inc(c) 11.65%, 09/17/2027 3-mo. SOFR + 6.74%	375,661
	Arcline FM Holdings LLC(c)
360,749	9.91%,06/23/2028 3-mo. LIBOR + 4.73%	345,417
140,000	13.41%,06/25/2029 3-mo. LIBOR + 8.23%	126,000
846	Aruba Investments Holdings LLC(c) 8.85%, 10/28/2027 1-mo. LIBOR + 4.00%	829
570,000	Ascend Learning LLC(c) 8.37%, 12/11/2028 1-mo. LIBOR + 3.52%	526,181
355,177	Asurion LLC(c) 8.09%, 07/31/2027 1-mo. LIBOR + 3.24%	324,987
314,840	Blackhawk Network Holdings Inc(c) 7.89%, 06/15/2025 3-mo. SOFR + 2.98%	310,117
692,586	BrightView Landscapes LLC(c) 7.93%, 04/20/2029 3-mo. SOFR + 3.02%	677,003
738,162	Brookfield WEC Holdings Inc(c) 7.59%, 08/01/2025 1-mo. LIBOR + 2.74%	733,549
271,375	Brown Group Holding LLC(c) 7.41%, 06/07/2028 1-mo. SOFR + 2.61%	268,525
205,000	Caesars Entertainment Inc(b)(c) 8.16%, 02/06/2030 1-mo. SOFR + 3.36%	203,623
569,958	Carlisle Foodservice Products Inc(c) 7.95%, 03/20/2025 3-mo. LIBOR + 2.77%	512,962
	Carnival Corp(c)
296,700	7.84%,06/30/2025 1-mo. LIBOR + 2.99%	292,027
140,000	8.11%,06/30/2025 1-mo. LIBOR + 3.26%	136,544

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 523,687	Castlelake Aviation One Designated Activity Co(c) 7.78%, 10/22/2027 1-mo. SOFR + 2.98%	$ 515,178
174,563	CDK Global Inc(c) 9.15%, 07/06/2029 3-mo. SOFR + 4.24%	173,939
285,000	Chart Industries(c) 8.59%, 12/07/2029 1-mo. SOFR + 3.79%	282,150
664,582	CHG Healthcare Services(c) 8.09%, 09/29/2028 1-mo. LIBOR + 3.24%	656,794
703,220	Cincinnati Bell Inc(c) 8.16%, 11/22/2028 1-mo. SOFR + 3.36%	686,267
360,783	Cinemark USA Inc(c) 6.60%, 03/31/2025 1-mo. LIBOR + 1.75%	354,807
291,417	Clarios Global LP(c) 8.09%, 04/30/2026 1-mo. LIBOR + 3.24%	289,322
255,112	ConnectWise LLC(c) 8.34%, 09/29/2028 1-mo. LIBOR + 3.49%	246,183
105,000	Creative Artists Agency LLC(c) 8.31%, 11/27/2028 1-mo. SOFR + 3.51%	104,775
560,000	Del Monte Food Inc(c) 9.11%, 05/16/2029 1-mo. SOFR + 4.31%	544,040
780,468	DirectV Financing LLC(c) 9.84%, 08/02/2027 1-mo. LIBOR + 4.99%	749,737
342,000	DS Parent Inc(c) 10.79%, 12/08/2028 3-mo. SOFR + 5.88%	330,030
289,906	Dun & Bradstreet Corp(c) 8.10%, 02/06/2026 1-mo. LIBOR + 3.25%	288,663
254,150	DXP Enterprises Inc(c) 9.95%, 12/23/2027 3-mo. SOFR + 5.04%	247,690
355,969	ECL Entertainment LLC(c) 12.42%, 05/01/2028 1-mo. SOFR + 7.62%	353,893
329,458	Epicor Software Corp(c) 8.09%, 07/30/2027 1-mo. LIBOR + 3.24%	323,327
281,485	Filtration Group Corp(c) 7.84%, 03/31/2025 1-mo. LIBOR + 2.99%	280,429
578,386	Finastra USA Inc(c) 8.33%, 06/13/2024 3-mo. LIBOR + 3.15%	541,153
698,205	Froneri US Inc(c) 7.41%, 01/29/2027 3-mo. LIBOR + 2.23%	686,590
654,838	Gainwell Acquisition Corp(c) 9.00%, 10/01/2027 3-mo. LIBOR + 3.82%	620,869
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 185,000	Garda World Security Corp(c) 9.11%, 10/30/2026 1-mo. SOFR + 4.31%	$ 182,842
	Generation Bridge II LLC(c)
24,050	9.92%,02/23/2029 1-mo. SOFR + 5.12%	23,980
188,370	9.92%,02/24/2029 1-mo. SOFR + 5.12%	187,821
151,229	Grab Holdings Inc(c) 9.35%, 01/29/2026 1-mo. LIBOR + 4.50%	150,851
320,700	Great Outdoors Group LLC(c) 8.59%, 03/06/2028 1-mo. LIBOR + 3.74%	316,424
343,279	Greeneden Holdings II LLC(c) 8.84%, 12/01/2027 1-mo. LIBOR + 3.99%	338,201
355,230	Hamilton Projects Acquiror LLC(c) 9.66%, 06/17/2027 3-mo. LIBOR + 4.48%	351,530
525,352	H-Food Holdings LLC(c) 8.53%, 05/23/2025 1-mo. LIBOR + 3.68%	449,082
274,866	Hunter Holdco 3 Ltd(c) 9.41%, 08/19/2028 3-mo. LIBOR + 4.23%	268,681
363,849	Hyland Software Inc(c) 8.34%, 07/01/2024 1-mo. LIBOR + 3.49%	358,573
495,000	Indicor LLC(c) 9.40%, 11/22/2029 3-mo. SOFR + 4.49%	490,545
673,718	Ineos US Finance LLC(c) 8.66%, 11/08/2027 1-mo. SOFR + 3.86%	673,086
309,010	Infinite Bidco LLC(c) 8.53%, 03/02/2028 1-mo. LIBOR + 3.68%	295,104
299,658	J&J Ventures Gaming LLC(c) 9.16%, 04/26/2028 3-mo. LIBOR + 3.98%	289,419
360,000	Kestrel Bidco Inc(c) 7.90%, 12/11/2026 1-mo. LIBOR + 3.05%	345,150
300,000	Mauser Packaging Solutions Holding Co(c) 8.80%, 08/14/2026 1-mo. SOFR + 4.00%	297,625
324,231	McGraw-Hill Education Inc(c) 9.38%, 07/28/2028 3-mo. LIBOR + 4.20%	302,056
307,593	Medallion Midland Acquisition LLC(c) 8.91%, 10/18/2028 3-mo. SOFR + 4.00%	302,979
745,000	Medline Borrower LP(c) 8.09%, 10/23/2028 1-mo. LIBOR + 3.24%	725,237
386,750	Mileage Plus Holdings Inc(c) 10.21%, 06/21/2027 3-mo. LIBOR + 5.03%	400,985

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 286,375	NAB Holdings LLC(c) 8.05%, 11/23/2028 3-mo. SOFR + 3.14%	$ 280,737
558,593	Naked Juice LLC(c) 8.25%, 01/24/2029 3-mo. SOFR + 3.34%	491,329
715,000	Neptune Bidco US Inc(c) 9.74%, 04/11/2029 3-mo. SOFR + 4.83%	634,562
360,000	OpenText Corp(c) 8.22%, 01/31/2030 1-mo. SOFR + 3.42%	358,650
609,614	Oryx Midstream Services Permian Basin LLC(c) 8.06%, 10/05/2028 1-mo. SOFR + 3.26%	598,794
252,929	Packaging Coordinators Midco Inc(c) 8.60%, 11/30/2027 1-mo. LIBOR + 3.75%	250,304
263,352	PAI Holdco Inc(c) 8.58%, 10/28/2027 3-mo. LIBOR + 3.40%	245,246
384,756	Parfums Holding Co Inc(c) 8.84%, 06/30/2024 1-mo. LIBOR + 3.99%	366,079
1,194	Peabody Energy Corp(c) 7.91%, 03/31/2025 3-mo. LIBOR + 2.74%	1,173
289,275	Pegasus BidCo(c) 9.01%, 07/12/2029 3-mo. SOFR + 4.10%	283,851
291,028	Peraton Corp(c) 8.59%, 02/01/2028 1-mo. LIBOR + 3.74%	286,444
245,468	PetsMart LLC(c) 8.66%, 02/11/2028 1-mo. SOFR + 3.86%	243,423
507,196	Phoenix Guarantor Inc(c) 8.09%, 03/05/2026 1-mo. LIBOR + 3.24%	492,772
259,872	Phoenix Newco Inc(c) 7.88%, 11/15/2028 1-mo. LIBOR + 3.03%	256,421
297,584	Playa Resorts Holding(c) 8.99%, 01/05/2029 1-mo. SOFR + 4.19%	291,261
309,777	Pods LLC(c) 7.92%, 03/31/2028 1-mo. SOFR + 3.12%	300,613
316,453	Project Ruby Ultimate Parent Corp(c) 8.09%, 03/10/2028 1-mo. LIBOR + 3.24%	304,487
256,032	Proofpoint Inc(c) 8.09%, 08/31/2028 1-mo. LIBOR + 3.24%	249,751
400,950	Quikrete Holdings Inc(c) 7.84%, 03/19/2029 1-mo. LIBOR + 2.99%	395,637
159,600	Raptor Acquisition Corp(c) 8.95%, 11/01/2026 3-mo. LIBOR + 3.77%	158,137
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 287,423	Realpage Inc(c) 7.84%, 04/24/2028 1-mo. LIBOR + 2.99%	$ 278,281
261,025	Rising Tide Holdings Inc(c) 9.70%, 06/01/2028 3-mo. LIBOR + 4.52%	155,962
128,699	Safe Fleet Holdings LLC(c) 8.61%, 02/23/2029 1-mo. SOFR + 3.81%	125,683
340,002	Scientific Games International Inc(c) 7.96%, 04/13/2029 1-mo. SOFR + 3.16%	336,460
780,000	Sedgwick Claims Management Services Inc(c) 8.56%, 02/24/2028 1-mo. SOFR + 3.76%	768,950
314,246	Shearers Foods LLC(c) 8.34%, 09/23/2027 1-mo. LIBOR + 3.49%	306,783
369,237	Sophia LP(c) 8.66%, 10/07/2027 3-mo. LIBOR + 3.48%	363,514
220,000	Sotera Health Holdings LLC(c) 8.82%, 12/11/2026 6-mo. SOFR + 3.55%	216,700
330,971	Spectrum Holdings III Corp(c) 8.09%, 01/31/2025 1-mo. LIBOR + 3.24%	309,458
	SRS Distribution Inc(c)
54,588	8.16%,06/02/2028 1-mo. SOFR + 3.36%	52,700
226,413	8.34%,06/02/2028 1-mo. LIBOR + 3.49%	217,639
301,955	St. George's University Scholastic Services LLC(c) 8.16%, 02/10/2029 1-mo. SOFR + 3.36%	296,419
307,687	Star US Bidco LLC(c) 9.09%, 03/17/2027 1-mo. LIBOR + 4.24%	297,303
240,100	Sunshine Luxembourg VII SARL(c) 8.91%, 10/01/2026 3-mo. LIBOR + 3.73%	237,485
450,704	Transdigm Inc(c) 8.15%, 08/24/2028 3-mo. SOFR + 3.24%	449,014
1,111,747	Traverse Midstream Partners LLC(c) 8.73%, 02/16/2028 3-mo. SOFR + 3.82%	1,095,071
611,404	TricorBraun Inc(c) 8.09%, 03/03/2028 1-mo. LIBOR + 3.24%	596,692
269,015	Triton Water Holdings Inc(c) 8.66%, 03/31/2028 3-mo. LIBOR + 3.48%	241,306
720,000	Uber Technologies Inc(c) 7.87%, 03/03/2030 3-mo. SOFR + 2.96%	717,900

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 329,605	UFC Holdings LLC(c) 7.57%, 04/29/2026 3-mo. LIBOR + 2.39%	$ 327,316
	UKG Inc(c)
23,980	8.03%,05/04/2026 3-mo. LIBOR + 2.85%	23,321
25,000	10.03%,05/03/2027 3-mo. LIBOR + 4.85%	23,969
375,806	Upstream Newco Inc(c) 9.41%, 11/20/2026 3-mo. SOFR + 4.50%	294,632
494,873	Viant Medical Holdings Inc(c) 8.59%, 07/02/2025 1-mo. LIBOR + 3.74%	459,922
366,036	Weld North Education LLC(c) 8.60%, 12/21/2027 1-mo. LIBOR + 3.75%	364,358
313,393	William Morris Endeavor Entertainment LLC(c) 7.60%, 05/18/2025 1-mo. LIBOR + 2.75%	310,521
474,167	Zep Inc(c) 9.16%, 08/12/2024 3-mo. LIBOR + 3.98%	400,671
TOTAL BANK LOANS — 6.82% (Cost $38,835,765)		$38,083,579
CORPORATE BONDS AND NOTES
Basic Materials — 2.32%
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030(f)	515,859
400,000	2.88%, 03/17/2031	334,791
	ArcelorMittal SA
585,000	6.80%, 11/29/2032	613,644
590,000	6.75%, 03/01/2041	598,032
525,000	Ashland LLC(b) 3.38%, 09/01/2031	429,151
500,000	ATI Inc 5.88%, 12/01/2027	488,450
128,000	Avient Corp(b) 7.13%, 08/01/2030	132,000
870,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	812,294
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	509,574
400,000	5.88%, 01/31/2050	300,394
	Celanese US Holdings LLC
215,000	6.33%, 07/15/2029	217,367
160,000	6.38%, 07/15/2032(f)	162,190
516,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	525,288
	First Quantum Minerals Ltd(b)
1,815,000	7.50%, 04/01/2025	1,813,512
200,000	6.88%, 03/01/2026	194,001
285,000	6.88%, 10/15/2027	274,749
550,000	FMG Resources Pty Ltd(b) 4.38%, 04/01/2031	482,350
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 1,495,000	Glencore Funding LLC(b) 4.88%, 03/12/2029	$ 1,477,259
495,000	International Flavors & Fragrances Inc(b)(f) 2.30%, 11/01/2030	397,235
151,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	144,017
165,000	Novelis Corp(b) 4.75%, 01/30/2030	151,601
645,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	517,935
555,000	Suzano Austria GmbH 3.75%, 01/15/2031	482,993
652,000	Taseko Mines Ltd(b) 7.00%, 02/15/2026	591,527
570,000	Teck Resources Ltd 6.13%, 10/01/2035	589,093
105,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	86,898
165,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	139,838
		12,982,042
Communications — 5.98%
410,000	Altice France Holding SA(b) 6.00%, 02/15/2028	261,662
200,000	Altice France SA(b) 5.13%, 01/15/2029	152,406
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	172,817
770,000	Cable Onda SA(b) 4.50%, 01/30/2030	636,867
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
60,000	5.38%, 06/01/2029	55,095
738,000	4.75%, 03/01/2030	639,400
554,000	4.50%, 08/15/2030	468,130
465,000	4.25%, 02/01/2031	380,212
585,000	4.25%, 01/15/2034	457,540
	Charter Communications Operating LLC / Charter Communications Operating Capital
450,000	2.80%, 04/01/2031	362,234
90,000	2.30%, 02/01/2032	68,575
115,000	4.40%, 04/01/2033	102,052
765,000	5.13%, 07/01/2049	605,546
2,220,000	4.80%, 03/01/2050	1,692,069
695,000	4.40%, 12/01/2061	474,878
870,000	3.95%, 06/30/2062	551,260
	CommScope Inc(b)
530,000	7.13%, 07/01/2028	390,896
490,000	4.75%, 09/01/2029	408,425
215,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	157,202
	CSC Holdings LLC(b)
680,000	5.38%, 02/01/2028	557,098
1,105,000	7.50%, 04/01/2028	704,437

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 2,435,000	4.63%, 12/01/2030	$ 1,200,698
1,200,000	3.38%, 02/15/2031	829,980
200,000	4.50%, 11/15/2031	144,202
890,000	CT Trust(b) 5.13%, 02/03/2032	744,556
	DISH DBS Corp
923,000	7.75%, 07/01/2026	609,180
2,330,000	5.25%, 12/01/2026(b)	1,859,095
240,000	5.75%, 12/01/2028(b)	179,100
495,000	5.13%, 06/01/2029	263,588
	Expedia Group Inc
950,000	3.25%, 02/15/2030	823,268
1,450,000	2.95%, 03/15/2031(f)	1,209,943
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	518,778
935,000	Gray Television Inc(b) 7.00%, 05/15/2027	782,843
	iHeartCommunications Inc
310,000	8.38%, 05/01/2027(f)	225,525
525,000	5.25%, 08/15/2027(b)(f)	429,187
535,000	4.75%, 01/15/2028(b)	422,650
	Lamar Media Corp
70,000	3.75%, 02/15/2028	64,589
70,000	4.00%, 02/15/2030	61,999
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	54,113
257,000	3.63%, 01/15/2029	142,100
594,000	McGraw-Hill Education Inc(b) 8.00%, 08/01/2029	487,080
420,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	273,000
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	322,101
210,000	4.88%, 04/15/2028	208,950
490,000	5.88%, 11/15/2028	514,916
100,000	5.38%, 11/15/2029(b)	101,594
1,215,000	4.88%, 06/15/2030(b)(f)	1,209,587
25,000	Sirius XM Radio Inc(b) 5.50%, 07/01/2029	22,750
	SoftBank Group Corp
400,000	4.63%, 07/06/2028	334,000
200,000	5.25%, 07/06/2031	167,300
70,000	Sprint Capital Corp 6.88%, 11/15/2028	75,217
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	108,190
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	31,722
235,000	5.50%, 09/01/2041	203,050
245,000	4.50%, 09/15/2042	188,148
	T-Mobile USA Inc
1,695,000	3.38%, 04/15/2029	1,545,310
755,000	3.88%, 04/15/2030	708,427
1,000,000	3.50%, 04/15/2031	899,168
195,000	2.70%, 03/15/2032	164,259
292,000	5.05%, 07/15/2033	293,446
Principal Amount(a)		Fair Value
Communications — (continued)
	Uber Technologies Inc(b)
$ 595,000	8.00%, 11/01/2026	$ 610,012
600,000	7.50%, 09/15/2027	618,666
3,140,000	4.50%, 08/15/2029	2,861,325
678,000	ViaSat Inc(b) 5.63%, 09/15/2025	642,785
475,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	392,602
705,000	VZ Secured Financing BV(b) 5.00%, 01/15/2032	575,079
		33,422,879
Consumer, Cyclical — 5.00%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	111,600
210,000	4.38%, 01/15/2028	193,862
150,000	4.00%, 10/15/2030	128,625
1,406,247	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,346,482
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	379,665
	American Airlines Pass Through Trust
	Series 2016-1 Class B
590,289	5.25%, 01/15/2024	577,927
	Series 2017-2 Class B
280,686	3.70%, 10/15/2025	261,868
	Series 2016-3 Class B
798,058	3.75%, 10/15/2025	744,490
140,000	AutoNation Inc 4.75%, 06/01/2030	131,597
322,000	BlueLinx Holdings Inc(b) 6.00%, 11/15/2029	265,817
220,413	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	191,782
	Carnival Corp(b)
555,000	5.75%, 03/01/2027	455,283
255,000	6.00%, 05/01/2029	202,725
477,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	478,789
749,467	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	690,879
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,105,745
645,000	eG Global Finance PLC(b) 8.50%, 10/30/2025	603,733
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	173,529
	Ferrellgas LP / Ferrellgas Finance Corp(b)
429,000	5.38%, 04/01/2026	401,651
452,000	5.88%, 04/01/2029	386,460

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 191,000	Ford Motor Co 4.75%, 01/15/2043	$ 146,465
	Ford Motor Credit Co LLC
360,000	4.13%, 08/17/2027	329,846
620,000	7.35%, 03/06/2030	637,050
	General Motors Co
90,000	5.20%, 04/01/2045	75,810
525,000	5.40%, 04/01/2048(f)	450,656
810,000	5.95%, 04/01/2049	752,104
	General Motors Financial Co Inc
50,000	5.70%, Perpetual(f)(g)	43,033
30,000	5.75%, Perpetual(g)	24,277
1,300,000	6.00%, 01/09/2028	1,330,570
90,000	3.10%, 01/12/2032	73,333
200,000	6.40%, 01/09/2033(f)	206,197
765,000	GENM Capital Labuan Ltd(b) 3.88%, 04/19/2031	594,383
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	450,985
140,000	3.63%, 02/15/2032	118,125
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
330,000	5.00%, 06/01/2029	293,101
105,000	4.88%, 07/01/2031	89,671
657,000	Jacobs Entertainment Inc(b) 6.75%, 02/15/2029	574,005
150,000	Lithia Motors Inc(b)(f) 3.88%, 06/01/2029	129,750
305,000	Marriott International Inc 2.85%, 04/15/2031	259,800
255,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	217,069
935,000	Mclaren Finance PLC(b) 7.50%, 08/01/2026	769,037
605,000	MDC Holdings Inc 3.97%, 08/06/2061	363,175
	NCL Corp Ltd(b)
375,000	5.88%, 03/15/2026	319,155
350,000	5.88%, 02/15/2027	326,375
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	113,434
739,000	NMG Holding Co Inc / Neiman Marcus Group LLC(b) 7.13%, 04/01/2026	693,825
875,000	Nordstrom Inc 4.25%, 08/01/2031	625,625
933,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp(b) 5.63%, 09/01/2029	688,657
	PulteGroup Inc
235,000	7.88%, 06/15/2032	271,762
415,000	6.38%, 05/15/2033(f)	433,228
505,000	Ritchie Bros Holdings Inc(b)(f) 7.75%, 03/15/2031	529,250
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Royal Caribbean Cruises Ltd(b)
$ 50,000	4.25%, 07/01/2026	$ 44,875
835,000	5.50%, 04/01/2028(f)	737,209
27,000	9.25%, 01/15/2029	28,688
	Scientific Games International Inc(b)
1,035,000	7.00%, 05/15/2028	1,024,650
15,000	7.25%, 11/15/2029	15,029
770,000	Station Casinos LLC(b) 4.50%, 02/15/2028	694,925
170,000	Tapestry Inc 3.05%, 03/15/2032	138,104
	Travel + Leisure Co
120,000	6.63%, 07/31/2026(b)	120,466
50,000	6.00%, 04/01/2027	49,603
805,000	4.50%, 12/01/2029(b)	698,091
395,000	4.63%, 03/01/2030(b)	338,042
	US Airways Pass Through Trust
	Series 2011-1 Class A
115,414	7.13%, 10/22/2023	115,168
	Series 2012-1 Class A
279,127	5.90%, 10/01/2024	277,291
	Warnermedia Holdings Inc
785,000	6.41%, 03/15/2026	788,963
215,000	4.05%, 03/15/2029(b)	199,979
820,000	4.28%, 03/15/2032(b)	732,094
	Yum! Brands Inc
450,000	4.75%, 01/15/2030(b)	429,926
555,000	3.63%, 03/15/2031	487,290
255,000	4.63%, 01/31/2032	237,150
		27,919,805
Consumer, Non-Cyclical — 4.77%
136,000	1375209 BC Ltd(b) 9.00%, 01/30/2028	134,844
788,000	Akumin Inc(b) 7.00%, 11/01/2025	620,550
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b)
505,000	3.25%, 03/15/2026	475,203
388,000	6.50%, 02/15/2028	388,970
	Amgen Inc
212,000	5.25%, 03/02/2033	217,809
200,000	5.65%, 03/02/2053	208,140
	Ashtead Capital Inc(b)
590,000	4.38%, 08/15/2027	565,256
480,000	5.50%, 08/11/2032(f)	471,532
220,000	5.55%, 05/30/2033	217,384
816,000	BAT Capital Corp 7.75%, 10/19/2032	903,858
	Bausch Health Cos Inc(b)
55,000	6.13%, 02/01/2027	35,596
45,000	7.00%, 01/15/2028	17,875
245,000	5.00%, 01/30/2028	93,100
380,000	4.88%, 06/01/2028	224,200
242,000	11.00%, 09/30/2028	178,073
25,000	5.00%, 02/15/2029	9,792

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 30,000	6.25%, 02/15/2029	$ 11,975
200,000	5.25%, 01/30/2030	74,636
47,000	14.00%, 10/15/2030	26,459
315,000	5.25%, 02/15/2031	121,733
520,000	Bio-Rad Laboratories Inc 3.70%, 03/15/2032	470,313
350,000	Block Inc(f) 3.50%, 06/01/2031	287,438
484,000	Carriage Services Inc(b) 4.25%, 05/15/2029	398,644
	Centene Corp
40,000	2.45%, 07/15/2028	34,800
60,000	4.63%, 12/15/2029	56,414
260,000	3.00%, 10/15/2030	218,941
1,165,000	2.50%, 03/01/2031	943,417
510,000	2.63%, 08/01/2031(f)	413,258
540,000	Central American Bottling Corp / CBC Bottling Holdco SL / Beliv Holdco SL(b) 5.25%, 04/27/2029	501,876
	Charles River Laboratories International Inc(b)
115,000	3.75%, 03/15/2029	102,092
120,000	4.00%, 03/15/2031	104,999
945,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	841,267
	CHS / Community Health Systems Inc(b)
378,000	6.88%, 04/15/2029	234,016
886,000	4.75%, 02/15/2031	654,107
1,012,000	CoStar Group Inc(b) 2.80%, 07/15/2030	847,950
254,000	Deluxe Corp(b) 8.00%, 06/01/2029	185,733
1,010,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	892,556
75,000	Encompass Health Corp 4.75%, 02/01/2030	68,190
	Gartner Inc(b)
45,000	3.63%, 06/15/2029	40,154
360,000	3.75%, 10/01/2030	323,143
	Global Payments Inc
220,000	5.30%, 08/15/2029	217,252
255,000	2.90%, 05/15/2030	215,928
275,000	2.90%, 11/15/2031(f)	225,208
460,000	5.40%, 08/15/2032	451,019
875,000	HCA Inc 4.13%, 06/15/2029	819,642
395,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	300,200
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b)
260,000	3.00%, 02/02/2029	221,481
825,000	3.75%, 12/01/2031	681,295
205,000	Lannett Co Inc(b) 7.75%, 04/15/2026	33,825
477,000	Legacy LifePoint Health LLC(b) 6.75%, 04/15/2025	452,654
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 327,000	Metis Merger Sub LLC(b) 6.50%, 05/15/2029	$ 272,358
335,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	281,534
365,000	Natura Cosmeticos SA(b) 4.13%, 05/03/2028	297,193
420,000	Neptune Bidco US Inc(b) 9.29%, 04/15/2029	389,382
327,000	Par Pharmaceutical Inc(b)(h) 7.50%, 04/01/2027	243,273
	Pilgrim's Pride Corp
185,000	4.25%, 04/15/2031	163,176
840,000	3.50%, 03/01/2032	683,592
370,000	Sigma Holdco BV(b) 7.88%, 05/15/2026	293,225
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	79,789
652,000	Surgery Center Holdings Inc(b) 6.75%, 07/01/2025	645,008
516,000	Team Health Holdings Inc(b) 6.38%, 02/01/2025	310,446
	Tenet Healthcare Corp
140,000	4.88%, 01/01/2026	137,250
35,000	4.63%, 06/15/2028	32,283
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	509,166
395,000	EUR, 7.88%, 09/15/2031	441,265
	Teva Pharmaceutical Finance Netherlands III BV
1,624,000	3.15%, 10/01/2026	1,469,720
210,000	4.75%, 05/09/2027	196,020
605,000	7.88%, 09/15/2029	632,981
435,000	8.13%, 09/15/2031(f)	456,620
2,550,000	4.10%, 10/01/2046	1,699,053
545,000	TriNet Group Inc(b) 3.50%, 03/01/2029	465,980
900,000	Universal Health Services Inc(f) 2.65%, 01/15/2032	702,145
		26,636,256
Energy — 6.72%
	Aker BP ASA(b)
730,000	4.00%, 01/15/2031	662,870
380,000	3.10%, 07/15/2031	321,400
457,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	454,106
509,735	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	490,747
657,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	630,720
980,000	BP Capital Markets PLC(g) 4.88%, Perpetual	890,575
110,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	102,191

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Continental Resources Inc(b)
$ 2,230,000	5.75%, 01/15/2031	$ 2,142,994
1,080,000	2.88%, 04/01/2032	838,615
644,000	Coronado Finance Pty Ltd(b) 10.75%, 05/15/2026	672,378
284,000	CrownRock LP / CrownRock Finance Inc(b) 5.00%, 05/01/2029	264,577
	DCP Midstream Operating LP
355,000	3.25%, 02/15/2032	299,347
395,000	6.45%, 11/03/2036(b)	409,670
	Ecopetrol SA
840,000	4.63%, 11/02/2031	646,354
815,000	8.88%, 01/13/2033	824,984
	Enbridge Inc
1,045,000	5.70%, 03/08/2033	1,086,950
840,000	7.63%, 01/15/2083	819,409
332,000	Enerflex Ltd(b) 9.00%, 10/15/2027	322,870
	Energean Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	321,300
470,000	5.88%, 03/30/2031	410,662
	Energy Transfer LP
518,000	6.50%, Perpetual(g)	455,840
655,000	5.75%, 02/15/2033	670,838
60,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	60,673
505,000	EQM Midstream Partners LP(b) 7.50%, 06/01/2027	507,010
	EQT Corp
565,000	3.90%, 10/01/2027	531,055
110,000	5.70%, 04/01/2028	109,881
485,000	5.00%, 01/15/2029	459,864
1,075,000	7.00%, 02/01/2030	1,125,181
505,000	3.63%, 05/15/2031(b)	437,741
210,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	212,625
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	67,987
465,000	Greensaif Pipelines Bidco SARL(b)(f) 6.13%, 02/23/2038	478,392
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	352,774
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
356,000	5.75%, 02/01/2029	327,714
578,000	6.00%, 02/01/2031	532,187
320,000	International Petroleum Corp(b) 7.25%, 02/01/2027	297,600
	KazMunayGas National Co JSC(b)
545,000	4.75%, 04/19/2027	500,670
275,000	6.38%, 10/24/2048	228,250
735,000	Kinder Morgan Inc 7.75%, 01/15/2032	854,621
200,000	Korea National Oil Corp(b) 4.88%, 04/03/2028	200,658
Principal Amount(a)		Fair Value
Energy — (continued)
$ 255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	$ 248,306
770,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	748,709
630,000	Nabors Industries Ltd(b) 7.25%, 01/15/2026	600,862
421,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	395,049
	Occidental Petroleum Corp
10,000	5.55%, 03/15/2026	10,075
135,000	8.88%, 07/15/2030	157,024
25,000	6.63%, 09/01/2030	26,329
618,000	6.13%, 01/01/2031	641,175
15,000	7.50%, 05/01/2031	16,544
255,000	7.88%, 09/15/2031	286,419
	Ovintiv Inc
90,000	8.13%, 09/15/2030	99,901
20,000	7.20%, 11/01/2031	21,275
80,000	7.38%, 11/01/2031	86,184
680,000	6.50%, 08/15/2034	687,449
160,000	6.63%, 08/15/2037	161,389
30,000	6.50%, 02/01/2038	29,924
430,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	404,110
1,330,000	Pertamina Persero PT(b) 2.30%, 02/09/2031	1,090,873
1,800,000	Petroleos de Venezuela SA(b)(h) 6.00%, 05/16/2024	77,400
	Petroleos Mexicanos
790,000	6.50%, 03/13/2027	718,045
1,370,000	6.70%, 02/16/2032	1,090,537
780,000	7.69%, 01/23/2050	550,437
800,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	744,861
195,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	173,768
890,000	Reliance Industries Ltd(b) 2.88%, 01/12/2032	739,657
500,000	Sanchez Energy Corp(h)(i) 0.00%, 02/15/2024	3,125
955,000	Saudi Arabian Oil Co(b) 2.25%, 11/24/2030	805,180
	Southwestern Energy Co
496,000	5.38%, 02/01/2029	467,480
90,000	4.75%, 02/01/2032	79,469
715,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	734,963
795,000	Sunnova Energy Corp(b)(f) 5.88%, 09/01/2026	673,762
395,000	Targa Resources Corp 6.13%, 03/15/2033	409,028

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
$ 80,000	5.50%, 03/01/2030	$ 78,178
70,000	4.88%, 02/01/2031	65,498
195,000	4.00%, 01/15/2032	169,950
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	487,695
570,000	Transocean Inc(b) 8.75%, 02/15/2030	581,400
	Var Energi ASA(b)
240,000	7.50%, 01/15/2028	248,470
470,000	8.00%, 11/15/2032	500,216
	Venture Global Calcasieu Pass LLC(b)
60,000	3.88%, 08/15/2029	54,120
844,000	4.13%, 08/15/2031	741,522
	Western Midstream Operating LP
120,000	4.30%, 02/01/2030	109,235
60,000	6.15%, 04/01/2033	60,814
55,000	5.45%, 04/01/2044	47,961
280,000	5.30%, 03/01/2048	237,247
35,000	5.50%, 08/15/2048	30,141
150,000	5.50%, 02/01/2050	127,275
		37,543,311
Financial — 17.22%
852,000	Acrisure LLC / Acrisure Finance Inc(b) 7.00%, 11/15/2025	798,511
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
730,000	2.45%, 10/29/2026	655,330
1,070,000	3.00%, 10/29/2028	934,134
535,000	3.30%, 01/30/2032	443,209
100,000	AGFC Capital Trust I(b)(c) 6.54%, 01/15/2067 3-mo. LIBOR + 1.75%	55,680
430,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	196,425
	Air Lease Corp
640,000	4.65%, Perpetual(g)	531,497
595,000	3.38%, 07/01/2025	566,842
10,000	4.63%, 10/01/2028	9,489
95,000	3.25%, 10/01/2029	83,407
380,000	3.00%, 02/01/2030	325,057
950,000	3.13%, 12/01/2030	805,967
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(g)	156,864
1,210,000	4.25%, 06/15/2026	1,147,675
605,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b) 6.75%, 10/15/2027	561,137
870,000	Allstate Corp 5.75%, 08/15/2053	847,187
	Ally Financial Inc
800,000	4.70%, Perpetual(f)(g)	574,000
Principal Amount(a)		Fair Value
Financial — (continued)
$ 675,000	4.70%, Perpetual(g)	$ 450,225
1,345,000	2.20%, 11/02/2028(f)	1,071,009
	Antares Holdings LP(b)
1,125,000	6.00%, 08/15/2023	1,119,835
250,000	2.75%, 01/15/2027	203,623
250,000	3.75%, 07/15/2027	211,373
	Ares Capital Corp
555,000	2.88%, 06/15/2028	456,382
785,000	3.20%, 11/15/2031(f)	598,549
755,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	597,492
	Athene Global Funding(b)
620,000	1.61%, 06/29/2026	535,464
1,150,000	2.55%, 11/19/2030	897,344
385,000	Athene Holding Ltd 3.50%, 01/15/2031	319,981
	Aviation Capital Group LLC(b)
410,000	5.50%, 12/15/2024	404,730
365,000	1.95%, 01/30/2026	324,581
385,000	3.50%, 11/01/2027	343,874
95,000	6.25%, 04/15/2028	95,013
648,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	608,016
1,230,000	Banco Mercantil del Norte SA(b)(g) 6.63%, Perpetual	991,380
1,260,000	Banco Santander Chile(b)(f) 3.18%, 10/26/2031	1,054,538
545,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	542,002
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,543,206
	Bank of America Corp
200,000	2.69%, 04/22/2032	166,905
355,000	5.02%, 07/22/2033	351,069
1,165,000	2.48%, 09/21/2036	884,732
	Bank of New York Mellon Corp
1,015,000	4.70%, Perpetual(g)	960,463
410,000	5.83%, 10/25/2033	437,827
	Barclays PLC
760,000	4.38%, Perpetual(g)	519,546
1,315,000	2.28%, 11/24/2027	1,154,895
200,000	5.09%, 06/20/2030	185,052
695,000	7.44%, 11/02/2033	768,189
985,000	3.56%, 09/23/2035	772,591
445,000	Barings BDC Inc 3.30%, 11/23/2026	393,842
	BBVA Bancomer SA(b)
200,000	1.88%, 09/18/2025	182,500
1,245,000	5.13%, 01/18/2033	1,065,110
508,000	Blackstone Private Credit Fund 2.63%, 12/15/2026	426,584
1,530,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	1,276,279
640,000	Blue Owl Finance LLC(b) 3.13%, 06/10/2031	477,364

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 775,000	BNP Paribas SA(b) 2.59%, 01/20/2028	$ 695,828
608,000	Brighthouse Financial Inc(f) 5.63%, 05/15/2030	587,169
75,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	67,710
470,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	397,493
425,000	Capital Farm Credit ACA(b)(g) 5.00%, Perpetual	374,000
	Central China Real Estate Ltd
200,000	7.25%, 04/24/2023	62,000
205,000	7.50%, 07/14/2025	42,537
200,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	41,212
760,000	Citadel LP(b) 4.88%, 01/15/2027	731,539
	Citigroup Inc
325,000	6.25%, Perpetual(g)	311,187
680,000	6.27%, 11/17/2033	735,423
480,000	CNO Financial Group Inc(f) 5.25%, 05/30/2029	463,914
452,000	Cobra AcquisitionCo LLC(b) 6.38%, 11/01/2029	261,030
811,000	Corebridge Financial Inc(b) 6.88%, 12/15/2052	722,966
110,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	81,497
400,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	182,447
	Credit Suisse Group AG(b)
250,000	2.19%, 06/05/2026	222,551
695,000	6.37%, 07/15/2026	671,645
675,000	6.44%, 08/11/2028	669,465
975,000	6.54%, 08/12/2033	1,001,812
250,000	9.02%, 11/15/2033	296,225
	Crown Castle Inc REIT
460,000	3.30%, 07/01/2030	414,806
1,130,000	2.25%, 01/15/2031(f)	936,517
25,000	2.50%, 07/15/2031	21,012
	Deutsche Bank AG
290,000	3.55%, 09/18/2031	237,851
1,004,000	3.73%, 01/14/2032	748,773
200,000	3.74%, 01/07/2033	144,702
629,000	Discover Financial Services 6.70%, 11/29/2032	648,463
288,929	Doric Nimrod Air Alpha Pass Through Trust(b) 5.25%, 05/30/2023	287,837
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	858,517
	EPR Properties REIT
700,000	4.75%, 12/15/2026	609,828
185,000	3.60%, 11/15/2031	138,403
Principal Amount(a)		Fair Value
Financial — (continued)
$ 435,000	Fifth Third Bancorp 4.34%, 04/25/2033	$ 379,564
535,000	FS KKR Capital Corp 3.13%, 10/12/2028	437,791
510,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	451,528
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	429,555
108,000	5.75%, 06/01/2028	105,344
355,000	3.25%, 01/15/2032	288,033
	Goldman Sachs Group Inc
880,000	1.54%, 09/10/2027	773,870
650,000	3.10%, 02/24/2033(f)	558,200
510,000	6.45%, 05/01/2036	543,799
865,000	HSBC Holdings PLC(f) 6.16%, 03/09/2029	889,306
500,000	Huntington Bancshares Inc 2.55%, 02/04/2030	396,810
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,201,000	5.25%, 05/15/2027	1,126,910
65,000	4.38%, 02/01/2029	55,900
	Iron Mountain Inc REIT(b)
380,000	5.25%, 07/15/2030	342,639
686,000	4.50%, 02/15/2031	589,500
1,405,000	Itau Unibanco Holding SA(b) 3.88%, 04/15/2031	1,248,755
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(f)(g)	318,990
1,215,000	1.95%, 02/04/2032	977,468
610,000	5.72%, 09/14/2033	624,859
	Kaisa Group Holdings Ltd(h)
1,015,000	9.38%, 06/30/2024	121,980
1,200,000	11.25%, 04/16/2025	144,383
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,037,686
655,000	Kite Realty Group Trust REIT 4.75%, 09/15/2030	591,889
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
70,000	5.25%, 10/01/2025	61,586
742,000	4.25%, 02/01/2027	586,180
660,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	529,267
715,000	Lincoln National Corp(c) 6.85%, 04/20/2067 3-mo. LIBOR + 2.04%	475,475
200,000	Logan Group Co Ltd(h) 4.25%, 07/12/2025	44,469
600,000	MBIA Insurance Corp(b)(c)(h) 16.05%, 01/15/2033 3-mo. LIBOR + 11.26%	25,740
	MetLife Inc
675,000	3.85%, Perpetual(g)	594,711
515,000	5.88%, Perpetual(g)	479,589
245,000	9.25%, 04/08/2038(b)	289,087
915,000	10.75%, 08/01/2039	1,185,082

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 785,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	$ 667,784
	Morgan Stanley
835,000	6.34%, 10/18/2033	911,979
963,000	5.95%, 01/19/2038	957,623
816,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	549,331
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,482,654
	Navient Corp
5,000	6.13%, 03/25/2024	4,933
10,000	5.88%, 10/25/2024	9,714
273,000	6.75%, 06/15/2026	266,227
790,000	5.00%, 03/15/2027	695,907
385,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	328,966
433,000	Office Properties Income Trust REIT 2.65%, 06/15/2026	292,355
405,000	OneMain Finance Corp 6.88%, 03/15/2025	392,447
	Owl Rock Capital Corp
522,000	2.63%, 01/15/2027	441,348
545,000	2.88%, 06/11/2028	441,907
499,000	Owl Rock Core Income Corp 4.70%, 02/08/2027	450,663
295,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	244,549
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	564,844
740,000	Phillips Edison Grocery Center Operating Partnership I LP REIT 2.63%, 11/15/2031	554,738
	Prudential Financial Inc
1,030,000	5.63%, 06/15/2043	1,013,262
226,000	5.13%, 03/01/2052	199,127
171,000	6.00%, 09/01/2052	160,364
745,000	6.75%, 03/01/2053	724,587
585,000	Regency Centers LP REIT 2.95%, 09/15/2029	506,366
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
3,160,000	2.88%, 10/15/2026	2,828,200
900,000	3.63%, 03/01/2029(f)	772,695
375,000	3.88%, 03/01/2031	310,927
1,045,000	4.00%, 10/15/2033	829,573
905,000	SBA Communications Corp REIT 3.13%, 02/01/2029	787,296
590,000	Service Properties Trust REIT(f) 4.95%, 02/15/2027	499,441
	Shimao Group Holdings Ltd(h)
235,000	5.60%, 07/15/2026	32,739
Principal Amount(a)		Fair Value
Financial — (continued)
$ 400,000	3.45%, 01/11/2031	$ 53,086
400,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	172,000
150,000	SiriusPoint Ltd(b) 4.60%, 11/01/2026	126,000
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,627,489
2,475,000	4.25%, 08/19/2026	2,256,856
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	730,279
	Standard Chartered PLC(b)
1,145,000	4.64%, 04/01/2031	1,063,661
895,000	3.27%, 02/18/2036	700,080
552,000	State Street Corp(f) 4.82%, 01/26/2034	548,957
765,000	Stewart Information Services Corp 3.60%, 11/15/2031	601,484
	Sunac China Holdings Ltd(h)
200,000	6.50%, 01/10/2025	46,986
200,000	7.00%, 07/09/2025	46,500
235,000	6.50%, 01/26/2026	55,348
	Synchrony Bank
275,000	5.40%, 08/22/2025	257,848
550,000	5.63%, 08/23/2027	504,873
	Synchrony Financial
95,000	4.88%, 06/13/2025	87,941
157,000	3.70%, 08/04/2026	137,059
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	697,106
405,000	Times China Holdings Ltd(h) 6.20%, 03/22/2026	59,465
505,000	Toronto-Dominion Bank 8.13%, 10/31/2082	512,575
695,000	Truist Financial Corp(g) 5.10%, Perpetual	608,510
200,000	UniCredit SpA(b) 5.86%, 06/19/2032	176,289
	VICI Properties LP / VICI Note Co Inc REIT(b)
350,000	4.63%, 06/15/2025	338,385
650,000	4.50%, 09/01/2026	611,427
365,000	4.25%, 12/01/2026	340,551
195,000	5.75%, 02/01/2027	191,418
660,000	3.88%, 02/15/2029	586,819
	VICI Properties LP REIT
595,000	4.95%, 02/15/2030	558,328
205,000	5.13%, 05/15/2032	193,139
	Wells Fargo & Co
1,220,000	3.90%, Perpetual(g)	1,076,906
325,000	2.39%, 06/02/2028	292,649
	Yuzhou Group Holdings Co Ltd(h)
315,000	7.70%, 02/20/2025	28,077
200,000	8.30%, 05/27/2025	17,827
200,000	7.85%, 08/12/2026	18,165
765,000	Zions Bancorp NA 3.25%, 10/29/2029	534,599
		96,237,508

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — 3.31%
	Avnet Inc
$ 940,000	6.25%, 03/15/2028	$ 956,806
740,000	5.50%, 06/01/2032	721,107
	Boeing Co
150,000	3.20%, 03/01/2029	137,029
220,000	2.95%, 02/01/2030(f)	194,153
820,000	5.15%, 05/01/2030	825,127
555,000	3.63%, 02/01/2031	508,552
290,000	3.38%, 06/15/2046	205,805
335,000	3.75%, 02/01/2050	253,536
375,000	5.93%, 05/01/2060	374,552
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(g)	890,973
400,000	5.45%, 11/19/2029	376,581
885,000	5.20%, 09/17/2030	816,320
640,000	3.88%, 07/11/2031	533,193
	Chart Industries Inc(b)
10,000	7.50%, 01/01/2030	10,332
410,000	9.50%, 01/01/2031	432,550
	Embraer Netherlands Finance BV
185,000	5.05%, 06/15/2025	178,872
255,000	5.40%, 02/01/2027	247,860
680,000	General Electric Co(c)(g) 8.20%, Perpetual 3-mo. LIBOR + 3.33%	679,320
846,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	727,988
235,000	Huntington Ingalls Industries Inc 4.20%, 05/01/2030	219,943
400,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	335,240
540,000	Jabil Inc 3.00%, 01/15/2031	453,721
634,000	LSB Industries Inc(b) 6.25%, 10/15/2028	564,260
145,000	Mauser Packaging Solutions Holding Co(b) 7.88%, 08/15/2026	145,000
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	569,180
230,000	OT Merger Corp(b) 7.88%, 10/15/2029	135,708
502,000	Owens Corning 7.00%, 12/01/2036	558,787
896,000	Regal Rexnord Corp(b) 6.40%, 04/15/2033	896,554
300,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	271,043
	TD SYNNEX Corp
750,000	1.75%, 08/09/2026	657,048
535,000	2.38%, 08/09/2028	443,734
792,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(b) 7.75%, 04/15/2026	663,300
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	221,447
Principal Amount(a)		Fair Value
Industrial — (continued)
	TransDigm Inc
$ 195,000	6.25%, 03/15/2026(b)	$ 195,177
671,000	5.50%, 11/15/2027	632,695
245,000	6.75%, 08/15/2028(b)	247,450
	Trident TPI Holdings Inc(b)
516,000	9.25%, 08/01/2024	510,788
276,000	6.63%, 11/01/2025	254,610
840,000	Trimble Inc 6.10%, 03/15/2033	847,977
689,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	580,778
		18,475,096
Technology — 2.92%
	Booz Allen Hamilton Inc(b)
495,000	3.88%, 09/01/2028	451,707
555,000	4.00%, 07/01/2029	500,839
	Broadcom Inc
590,000	4.30%, 11/15/2032	543,592
285,000	3.14%, 11/15/2035(b)	219,182
24,000	3.19%, 11/15/2036(b)	18,188
261,000	4.93%, 05/15/2037(b)	237,349
	CDW LLC / CDW Finance Corp
130,000	2.67%, 12/01/2026	116,937
125,000	4.25%, 04/01/2028	116,488
105,000	3.28%, 12/01/2028	92,494
155,000	3.25%, 02/15/2029	136,321
1,735,000	3.57%, 12/01/2031	1,492,326
	Consensus Cloud Solutions Inc(b)
383,000	6.00%, 10/15/2026	332,736
461,000	6.50%, 10/15/2028	382,307
627,000	Dell International LLC / EMC Corp(f) 8.10%, 07/15/2036	731,443
1,547,000	Entegris Escrow Corp(b) 4.75%, 04/15/2029	1,462,538
600,000	HP Inc 5.50%, 01/15/2033	594,511
575,000	Kyndryl Holdings Inc(f) 3.15%, 10/15/2031	439,775
	Leidos Inc
925,000	2.30%, 02/15/2031	750,573
720,000	5.75%, 03/15/2033(f)	735,870
330,000	Marvell Technology Inc 2.95%, 04/15/2031	275,567
	Micron Technology Inc
930,000	6.75%, 11/01/2029	987,958
1,645,000	4.66%, 02/15/2030	1,579,369
440,000	5.88%, 02/09/2033	444,863
200,000	MSCI Inc(b) 3.25%, 08/15/2033	163,790
100,000	NXP BV / NXP Funding LLC / NXP USA Inc 4.40%, 06/01/2027	98,791
	Open Text Corp(b)
215,000	6.90%, 12/01/2027	221,794

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 100,000	3.88%, 02/15/2028	$ 89,250
70,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	60,050
	Oracle Corp
395,000	6.15%, 11/09/2029	420,726
855,000	3.95%, 03/25/2051	643,368
380,000	Qorvo Inc(b) 3.38%, 04/01/2031	314,359
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	241,239
396,000	Science Applications International Corp(b) 4.88%, 04/01/2028	368,723
	Seagate HDD Cayman
40,000	4.09%, 06/01/2029	35,340
30,600	9.63%, 12/01/2032(b)	34,292
200,000	SK Hynix Inc(b) 6.38%, 01/17/2028	201,147
	Western Digital Corp
530,000	4.75%, 02/15/2026	508,511
350,000	2.85%, 02/01/2029(f)	284,354
		16,328,667
Utilities — 1.62%
	AES Corp
260,000	3.95%, 07/15/2030(b)	232,778
370,000	2.45%, 01/15/2031	301,229
360,000	Calpine Corp(b) 3.75%, 03/01/2031	303,651
740,000	CMS Energy Corp 4.75%, 06/01/2050	639,345
455,000	Enel Finance International NV(b) 7.50%, 10/14/2032	506,923
665,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	651,075
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	184,131
880,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	907,253
	NRG Energy Inc(b)
390,000	4.45%, 06/15/2029	353,613
615,000	7.00%, 03/15/2033	637,091
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	98,949
320,000	3.25%, 06/01/2031	271,108
235,000	4.30%, 03/15/2045	176,791
645,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	617,588
1,114,000	Sempra Global(b) 3.25%, 01/15/2032	930,492
1,277,000	Southern Co 3.75%, 09/15/2051	1,071,199
729,000	Vistra Corp(b)(g) 8.00%, Perpetual	680,930
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 505,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	$ 466,095
		9,030,241
TOTAL CORPORATE BONDS AND NOTES — 49.86% (Cost $309,758,800)		$278,575,805
CONVERTIBLE BONDS
Communications — 0.57%
10,000	Cable One Inc(i) 9.04%, 03/15/2026	7,890
	DISH Network Corp
795,000	33.01%, 12/15/2025(i)	419,760
2,600,000	3.38%, 08/15/2026	1,339,000
425,000	Snap Inc(i) 9.12%, 05/01/2027	309,612
370,000	Spotify USA Inc(i) 6.58%, 03/15/2026	309,690
920,000	Uber Technologies Inc(i) 5.05%, 12/15/2025	809,399
		3,195,351
Consumer, Cyclical — 0.31%
210,000	JetBlue Airways Corp 0.50%, 04/01/2026	161,070
510,000	NCL Corp Ltd 1.13%, 02/15/2027	362,690
55,000	Peloton Interactive Inc(i) 11.03%, 02/15/2026	41,760
155,000	Penn Entertainment Inc 2.75%, 05/15/2026	222,735
835,000	Southwest Airlines Co(f) 1.25%, 05/01/2025	948,560
		1,736,815
Consumer, Non-Cyclical — 0.65%
1,675,000	BioMarin Pharmaceutical Inc(f) 1.25%, 05/15/2027	1,747,035
215,000	Guardant Health Inc(i) 10.63%, 11/15/2027	144,121
295,000	Ionis Pharmaceuticals Inc(i) 3.39%, 04/01/2026	267,712
265,000	Livongo Health Inc 0.88%, 06/01/2025	233,346
1,580,000	Teladoc Health Inc(f) 1.25%, 06/01/2027	1,218,643
		3,610,857
Technology — 0.15%
25,000	Bentley Systems Inc 0.38%, 07/01/2027	21,100
335,000	Splunk Inc 1.13%, 06/15/2027	286,257
660,000	Unity Software Inc(i) 8.03%, 11/15/2026	511,170
		818,527

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — 0.02%
$ 115,000	PPL Capital Funding Inc(b) 2.88%, 03/15/2028	$ 115,424
TOTAL CONVERTIBLE BONDS — 1.70% (Cost $11,014,064)		$9,476,974
FOREIGN GOVERNMENT BONDS AND NOTES
1,225,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	1,081,859
1,775,000	Argentine Republic Government International Bond(e) 3.50%, 07/09/2041	501,056
1,225,000	Dominican Republic International Bond(b) 4.88%, 09/23/2032	1,038,657
	Egypt Government International Bond(b)
715,000	7.60%, 03/01/2029	497,134
1,040,000	5.88%, 02/16/2031	629,200
1,210,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	1,112,568
875,000	Export-Import Bank of Korea 5.13%, 01/11/2033	909,280
840,000	Hungary Government International Bond(b) 6.25%, 09/22/2032	856,061
765,000	Indonesia Government International Bond(b) 4.35%, 01/08/2027	757,370
515,000	Ivory Coast Government International Bond(b) 6.38%, 03/03/2028	493,112
720,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	639,936
	Mexico Government International Bond
200,000	3.50%, 02/12/2034	169,562
290,000	6.35%, 02/09/2035	307,950
835,000	Mongolia Government International Bond(b) 8.65%, 01/19/2028	818,300
	Morocco Government International Bond(b)
430,000	3.00%, 12/15/2032	346,150
355,000	5.50%, 12/11/2042	306,462
655,000	Panama Government International Bond(f) 3.30%, 01/19/2033	546,004
1,150,000	Philippine Government International Bond 3.70%, 03/01/2041	948,876
880,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	859,320
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 430,000	Republic of Poland Government International Bond 4.88%, 10/04/2033	$ 428,022
1,015,000	Republic of South Africa Government International Bond 5.88%, 04/20/2032	921,153
	Saudi Government International Bond(b)
1,035,000	5.50%, 10/25/2032	1,103,620
490,000	4.50%, 10/26/2046	429,493
800,000	Serbia International Bond(b) 6.50%, 09/26/2033	794,173
	Turkey Government International Bond
280,000	9.88%, 01/15/2028	291,374
980,000	7.63%, 04/26/2029	931,000
1,700,000	Venezuela Government International Bond(h) 7.65%, 04/21/2025	183,600
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.21% (Cost $19,910,224)		$17,901,292
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.29%
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
162,743	2.96%, 09/25/2065(e)	151,919
	Series 2021-A Class A1
1,421,353	1.07%, 09/25/2065(d)	1,251,279
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
372,385	1.31%, 05/25/2066(d)	306,658
	Series 2022-5 Class A1
880,870	4.50%, 05/25/2067(e)	839,875
304,520	Angel Oak SB Commercial Mortgage Trust(b)(d) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	290,540
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
164,627	3.81%, 01/25/2049	154,570
	Series 2019-2 Class A1
633,411	3.35%, 04/25/2049	592,719
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	372,500
38,238	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	34,992
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	6.78%, 12/15/2038 1-mo. SOFR + 2.12%	119,947
	Series 2021-NRD Class C
145,000	7.08%, 12/15/2038 1-mo. SOFR + 2.42%	133,195

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-NRD Class D
$ 90,000	8.38%, 12/15/2038 1-mo. SOFR + 3.72%	$ 82,183
	Series 2022-OANA Class A
480,000	6.73%, 04/15/2037 1-mo. SOFR + 1.90%	461,196
	Series 2022-STAR Class A
480,000	8.06%, 08/15/2024 1-mo. SOFR + 3.23%	478,740
194,147	Bunker Hill Loan Depositary Trust(b)(e) Series 2019-2 Class A1 2.88%, 07/25/2049	180,720
730,000	BX Commercial Mortgage Trust(b)(c) Series 2022-AHP Class B 6.67%, 01/17/2039 1-mo. SOFR + 1.84%	704,844
	BX Trust(b)
	Series 2019-OC11 Class D
985,000	3.94%, 12/09/2041(d)	812,830
	Series 2022-CLS Class A
564,000	5.76%, 10/13/2027	550,745
185,000	Citigroup Mortgage Loan Trust(b)(d) Series 2019-RP1 Class M2 4.00%, 01/25/2066	162,772
	COLT Mortgage Loan Trust(b)
	Series 2021-2R Class A1
55,876	0.80%, 07/27/2054	47,555
	Series 2022-4 Class A1
1,458,111	4.30%, 03/25/2067(d)	1,393,528
	COMM Mortgage Trust
	Series 2012-CR3 Class AM
95,832	3.42%, 10/15/2045(b)	86,009
	Series 2012-LC4 Class B
68,453	4.93%, 12/10/2044(d)	66,049
90,555	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	79,935
570,000	CoreVest American Finance Trust(b)(e) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	520,586
2,244,416	Credit Suisse Mortgage Capital Certificates(b)(c) Series 2019-ICE4 Class A 5.66%, 05/15/2036 1-mo. LIBOR + 0.98%	2,221,708
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	245,845
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	75,206
	Series 2020-RPL3 Class A1
171,666	2.69%, 03/25/2060(d)	168,499
	Series 2021-RPL1 Class A1
262,045	1.67%, 09/27/2060(d)	249,857
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 235,000	DBUBS Mortgage Trust(b)(d) Series 2017-BRBK Class D 3.53%, 10/10/2034	$ 212,018
1,040,000	Dominion Mortgage Trust(b)(e) Series 2021-RTL1 Class A1 2.49%, 07/25/2027	941,449
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
61,910	3.05%, 11/25/2059	57,197
	Series 2022-1 Class A1
1,116,367	2.21%, 01/25/2067	936,521
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
190,357	6.39%, 07/15/2038 1-mo. LIBOR + 1.70%	184,351
	Series 2021-ESH Class D
126,905	6.94%, 07/15/2038 1-mo. LIBOR + 2.25%	120,858
	GCAT Trust(b)
	Series 2019-RPL1 Class A1
182,222	2.65%, 10/25/2068(d)	171,350
	Series 2020-NQM1 Class A1
63,783	2.25%, 01/25/2060(e)	60,146
	GS Mortgage Securities Trust(d)
	Series 2013-G1 Class B
121,132	3.87%, 04/10/2031(b)	112,653
	Series 2013-PEMB Class A
130,000	3.55%, 03/05/2033(b)	113,577
	Series 2013-PEMB Class D
430,000	3.55%, 03/05/2033(b)	343,833
	Series 2014-GC18 Class B
275,000	4.89%, 01/10/2047	227,626
1,498,237	Imperial Fund Mortgage Trust(b)(d) Series 2021-NQM4 Class A1 2.09%, 01/25/2057	1,260,188
430,000	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 3.78%, 12/15/2047	406,247
196,813	JPMorgan Mortgage Trust(b)(d) Series 2014-2 Class 2A2 3.50%, 06/25/2029	189,191
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
297,107	6.25%, 11/25/2059(e)	296,670
	Series 2020-GS1 Class A1
304,738	5.88%, 10/25/2059(e)	304,381
	Series 2020-GS5 Class A1
81,738	3.25%, 06/25/2060(e)	81,649
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	173,679
	Series 2021-GS4 Class A1
114,483	1.65%, 11/25/2060(e)	104,823

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 350,000	LHOME Mortgage Trust(b)(e) Series 2021-RTL2 Class A1 2.09%, 06/25/2026	$ 335,904
	Med Trust(b)(c)
	Series 2021-MDLN Class B
104,689	6.14%, 11/15/2038 1-mo. LIBOR + 1.45%	100,081
	Series 2021-MDLN Class C
269,200	6.49%, 11/15/2038 1-mo. LIBOR + 1.80%	256,683
	Series 2021-MDLN Class D
129,615	6.69%, 11/15/2038 1-mo. LIBOR + 2.00%	123,347
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.44%, 04/25/2055	802,577
	MFA Trust(b)
	Series 2020-NQM3 Class A1
981,738	1.01%, 01/26/2065(d)	901,200
	Series 2022-NQM2 Class A1
309,156	4.00%, 05/25/2067(e)	293,802
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class B1
643,138	3.25%, 01/25/2061	535,766
	Series 2017-3 Class M2
496,613	3.25%, 01/25/2061	452,774
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	525,244
	Series 2019-GS1 Class A1
219,571	2.75%, 07/25/2059	207,653
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
96,982	3.28%, 10/15/2030(b)	77,203
	Series 2013-C11 Class B
80,000	4.37%, 08/15/2046(d)	51,798
	Series 2013-C12 Class C
75,000	4.94%, 10/15/2046(d)	71,051
	Series 2015-C25 Class A4
915,000	3.37%, 10/15/2048	871,625
	New Residential Mortgage Loan Trust(b)
	Series 2016-4A Class B1A
680,415	4.50%, 11/25/2056(d)	641,727
	Series 2019-RPL2 Class M2
670,000	3.75%, 02/25/2059(d)	573,456
	Series 2021-NQ2R Class A1
252,285	0.94%, 10/25/2058(d)	226,244
	Series 2022-RTL1 Class A1F
1,177,000	4.34%, 12/25/2026	1,121,784
51,701	Onslow Bay Mortgage Loan Trust(b)(d) Series 2019-INV1 Class A3 4.50%, 11/25/2048	49,572
490,000	Palisades Mortgage Loan Trust(b)(e) Series 2021-RTL1 Class A1 2.86%, 06/25/2026	464,687
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-4 Class A1
$ 214,120	2.95%, 10/25/2025(e)	$ 208,785
	Series 2021-1 Class A1
426,859	2.12%, 01/25/2026(d)	401,362
	Series 2021-2 Class A1
514,956	2.12%, 03/25/2026(d)	485,858
	Series 2021-8 Class A1
313,641	1.74%, 09/25/2026(d)	293,003
	Series 2021-RPL1 Class A1
183,091	1.32%, 07/25/2051(e)	164,064
	Series 2022-5 Class A1
666,821	6.90%, 09/27/2027(e)	663,803
318,322	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	273,016
255,000	RBS Commercial Funding Inc Trust(b)(d) Series 2013-GSP Class A 3.83%, 01/15/2032	246,841
127,124	RCKT Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	108,746
	Starwood Mortgage Residential Trust(b)(d)
	Series 2021-1 Class A1
180,007	1.22%, 05/25/2065	154,870
	Series 2021-3 Class A3
183,817	1.52%, 06/25/2056	147,456
500,000	Toorak Mortgage Corp Ltd(b)(e) Series 2021-1 Class A1 2.24%, 06/25/2024	470,992
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.93%, 07/25/2056(d)	568,273
	Series 2017-1 Class A2
525,000	3.50%, 10/25/2056(d)	502,734
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	595,248
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(d)	272,965
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(d)	713,485
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(d)	82,905
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	137,074
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	276,690
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,395,097
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(d)	597,906
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	776,303
	Series 2019-4 Class A1
227,793	2.90%, 10/25/2059(d)	212,315

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-4 Class A2
$ 615,000	3.25%, 10/25/2059(d)	$ 547,078
	Series 2019-HY2 Class M1
925,000	6.45%, 05/25/2058(c) 1-mo. LIBOR + 1.60%	888,301
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(d)	82,605
	Series 2020-1 Class M1
335,000	3.50%, 01/25/2060(d)	271,045
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(d)	847,136
840,000	TVC Mortgage Trust(b)(e) Series 2020-RTL1 Class M 5.19%, 09/25/2024	820,909
	Verus Securitization Trust(b)
	Series 2019-4 Class M1
310,000	3.21%, 11/25/2059(d)	262,929
	Series 2022-5 Class A1
1,025,540	3.80%, 04/25/2067(e)	942,059
	Series 2022-7 Class A1
1,037,717	5.15%, 07/25/2067(e)	1,015,907
	Visio Trust(b)
	Series 2019-2 Class A1
320,057	2.72%, 11/25/2054(d)	298,463
	Series 2020-1R Class A2
147,730	1.57%, 11/25/2055	133,533
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
195,000	4.36%, 07/15/2046	145,649
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	114,515
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
220,000	4.51%, 08/15/2046(d)	194,746
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	145,200
	Series 2014-C24 Class AS
1,995,000	3.93%, 11/15/2047	1,902,562
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(d)	64,423
	Series 2014-C24 Class C
90,000	4.29%, 11/15/2047(d)	71,067
		46,317,504
U.S. Government Agency — 0.35%
195,286	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 6.56%, 04/25/2042 1-mo. SOFR + 2.00%	195,286
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 1,782,046	Federal National Mortgage Association 5.00%, 10/01/2052	$ 1,777,135
		1,972,421
TOTAL MORTGAGE-BACKED SECURITIES — 8.64% (Cost $52,248,912)		$48,289,925
MUNICIPAL BONDS AND NOTES
560,000	Broward County Water & Sewer Utility Revenue Series A 4.00%, 10/01/2047	548,324
810,000	Metropolitan Transportation Authority Series A 5.00%, 11/15/2045	893,661
130,000	Sales Tax Securitization Corp Series B 3.41%, 01/01/2043	102,112
2,310,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,141,049
TOTAL MUNICIPAL BONDS AND NOTES — 0.66% (Cost $3,994,659)		$3,685,146
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,025,000	0.13%, 05/31/2023	3,002,936
6,945,000	0.25%, 09/30/2023(f)(j)	6,795,791
4,830,000	1.50%, 02/29/2024	4,694,722
1,205,000	0.25%, 05/31/2025	1,111,895
1,795,000	0.63%, 12/31/2027	1,561,089
4,720,000	4.13%, 11/15/2032	4,959,688
9,595,000	4.00%, 11/15/2052	10,182,694
TOTAL U.S. TREASURY BONDS AND NOTES — 5.78% (Cost $32,719,401)		$32,308,815
Shares
COMMON STOCK
Communications — 0.14%
95,643	Altice USA Inc Class A(k)	327,099
3,036	T-Mobile US Inc(k)	439,734
		766,833
Consumer, Cyclical — 0.02%
650	NMG Parent LLC(k)	113,750

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 0.00%(l)
327	Clarivate PLC(k)	$ 3,071
Energy — 0.30%
6,232	Canadian Natural Resources Ltd	344,941
5,985	Devon Energy Corp	302,901
3,753	Diamondback Energy Inc	507,293
2,907	EOG Resources Inc	333,229
824	Pioneer Natural Resources Co	168,294
		1,656,658
TOTAL COMMON STOCK — 0.46% (Cost $3,713,547)		$2,540,312
CONVERTIBLE PREFERRED STOCK
Communications — 0.17%
827	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	961,594
Energy — 0.10%
12,538	El Paso Energy Capital Trust I 4.75%	576,121
Financial — 0.53%
903	Bank of America Corp 7.25%	1,050,063
1,210,000	Charles Schwab Corp Series H 4.00%	952,875
811	Wells Fargo & Co 7.50%	934,677
		2,937,615
Technology — 0.05%
7,075	Clarivate PLC 5.25%	291,721
TOTAL CONVERTIBLE PREFERRED STOCK — 0.85% (Cost $5,649,055)		$4,767,051
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,914,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(m), 4.89%(n)	1,914,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.34% (Cost $1,914,000)		$1,914,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 4.74%
$26,560,000	U.S. Treasury Bills(f)(i) 4.23%, 04/27/2023	$ 26,479,114
Repurchase Agreements — 6.56%
7,684,591	Undivided interest of 14.87% in a repurchase agreement (principal amount/value $51,760,220 with a maturity value of $51,780,924) with JP Morgan Securities, 4.80%, dated 3/31/23 to be repurchased at $7,684,591 on 4/3/23 collateralized by U.S. Treasury securities, 0.50% - 3.25%, 11/15/25 - 8/31/27, with a value of $52,795,426.(m)	7,684,591
9,648,480	Undivided interest of 6.48% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $9,648,480 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(m)	9,648,480
9,648,480	Undivided interest of 6.49% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $9,648,480 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(m)	9,648,480

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 9,648,480	Undivided interest of 6.56% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $9,648,480 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(m)	$ 9,648,480
		36,630,031
TOTAL SHORT TERM INVESTMENTS — 11.30% (Cost $63,109,145)		$63,109,145
TOTAL INVESTMENTS — 104.83% (Cost $633,756,182)		$585,644,376
OTHER ASSETS & LIABILITIES, NET — (4.83)%		$(26,964,243)
TOTAL NET ASSETS — 100.00%		$558,680,133
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2023.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2023. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at March 31, 2023.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of March 31, 2023.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	268	USD	30,799,063	June 2023	$858,439
U.S. 2 Year Treasury Note Futures	38	USD	7,845,100	June 2023	5,454
U.S. 5 Year Treasury Note Futures	10	USD	1,095,063	June 2023	1,510
U.S. Long Bond Futures	345	USD	45,248,906	June 2023	1,483,301
U.S. Ultra Bond Futures	129	USD	18,205,125	June 2023	628,631
Short
U.S. 10 Year Treasury Ultra Futures	331	USD	40,097,547	June 2023	(984,350)
				Net Appreciation	$1,992,985
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$84,992,332	$—	$84,992,332
Bank Loans	—	38,083,579	—	38,083,579
Corporate Bonds and Notes	—	278,575,805	—	278,575,805
Convertible Bonds	—	9,476,974	—	9,476,974
Foreign Government Bonds and Notes	—	17,901,292	—	17,901,292
Mortgage-Backed Securities	—	48,289,925	—	48,289,925
Municipal Bonds and Notes	—	3,685,146	—	3,685,146
U.S. Treasury Bonds and Notes	—	32,308,815	—	32,308,815
Common Stock	2,540,312	—	—	2,540,312
Convertible Preferred Stock
Communications	961,594	—	—	961,594
Energy	576,121	—	—	576,121
Financial	2,937,615	—	—	2,937,615
Technology	—	291,721	—	291,721
	4,475,330	291,721	—	4,767,051
Government Money Market Mutual Funds	1,914,000	—	—	1,914,000
Short Term Investments	—	63,109,145	—	63,109,145
Total investments, at fair value:	8,929,642	576,714,734	0	585,644,376
Other Financial Investments:
Futures Contracts(a)	2,977,335	—	—	2,977,335
Total Assets	$11,906,977	$576,714,734	$0	$588,621,711
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(984,350)	$—	$—	$(984,350)
Total Liabilities	$(984,350)	$0	$—	$(984,350)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 750 long futures contracts and an average of 216 short futures contracts for the reporting period.

March 31, 2023